TCW FUNDS, INC.

TCW Relative Value Large Cap Fund

(Class I: TGDIX; Class N: TGDVX)

TCW Relative Value Mid Cap Fund

(Class I: TGVOX; Class N: TGVNX)

TCW Select Equities Fund

(Class I: TGCEX; Class N: TGCNX)

Supplement dated October 22, 2024 to the

Prospectus and the applicable Summary Prospectus

each dated March 1, 2024, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Relative Value Large Cap Fund

Effective June 30, 2025, Diane E. Jaffee will retire as Lead Portfolio Manager for the Fund.

Effective October 22, 2024, Iman Brivanlou will be added as a portfolio manager for the Fund.

Therefore, effective October 22, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee, CFA (Lead Portfolio Manager) (until June 30, 2025)	25 years	Group Managing Director
Matthew J. Spahn (Co-Portfolio Manager)	21 years	Managing Director
Iman Brivanlou, PhD (Co-Portfolio Manager)	Since October 2024	Managing Director

In addition, effective October 22, 2024, the disclosure relating to the Fund under the heading “Management of the Funds – Portfolio Managers” on page 96 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Relative Value Large Cap Fund

Diane E. Jaffee, CFA (Lead Portfolio Manager)	See above.

Matthew J. Spahn (Co-Portfolio Manager)	See above.

Iman Brivanlou, PhD (Co-Portfolio Manager)	See above.

TCW Relative Value Mid Cap Fund

Effective June 30, 2025, Diane E. Jaffee will retire as Lead Portfolio Manager for the Fund.

Effective October 22, 2024, Iman Brivanlou will be added as a portfolio manager for the Fund.

Therefore, effective October 22, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee, CFA (Lead Portfolio Manager) (until June 30, 2025)	13 years	Group Managing Director
Mona Eraiba (Co-Portfolio Manager)	12 years	Senior Vice President
Iman Brivanlou, PhD (Co-Portfolio Manager)	Since October 2024	Managing Director

In addition, effective October 22, 2024, the disclosure relating to the Fund under the heading “Management of the Funds – Portfolio Managers” on page 96 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Relative Value Mid Cap Fund

Diane E. Jaffee, CFA (Lead Portfolio Manager)	See above.

Mona Eraiba (Co-Portfolio Manager)	Senior Vice President, the Advisor.

Iman Brivanlou, PhD (Co-Portfolio Manager)	See above.

TCW Select Equities Fund

Effective October 22, 2024, Brian McNamara and Bo Fifer will be added as portfolio managers for the Fund.

Therefore, effective October 22, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Brandon Bond, CFA (Co-Portfolio Manager)	1 year (Since February 2023)	Managing Director
Brian McNamara (Co-Portfolio Manager)	Since October 2024	Managing Director
Bo Fifer, CFA (Co-Portfolio Manager)	Since October 2024	Managing Director

In addition, effective October 22, 2024, the disclosure relating to the Fund under the heading “Management of the Funds – Portfolio Managers” on page 96 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Select Equities Fund

Brandon Bond, CFA (Co-Portfolio Manager)	Managing Director, the Advisor.

Brian McNamara (Co-Portfolio Manager)	Managing Director, the Advisor.

Bo Fifer, CFA (Co-Portfolio Manager)	See above.

Please retain this Supplement for future reference.